Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .4%
Air Freight & Logistics — 0 .7%
15,430
Atlas Air Worldwide Holdings, Inc. (a) ...
$ 1,050,937
Airlines — 0 .1%
7,961
Mesa Air Group, Inc. (a) .............
74,276
Auto Components — 0 .6%
49,918
Goodyear Tire & Rubber Co. (The) (a) ...
856,094
Automobiles — 0 .2%
7,082
Harley-Davidson, Inc. ...............
324,497
Banks — 15 .0%
14,434
Ameris Bancorp ...................
730,793
16,946
Bank OZK .......................
714,443
18,637
BankUnited, Inc. ..................
795,614
5,863
Comerica, Inc. ....................
418,266
10,172
Community Trust Bancorp, Inc. ........
410,745
18,600
ConnectOne Bancorp, Inc. ...........
486,762
29,437
Customers Bancorp, Inc. (a) ...........
1,147,749
20,055
Eagle Bancorp, Inc. ................
1,124,684
55,109
First BanCorp ....................
656,899
18,085
First Financial Corp. ................
738,230
24,104
First Horizon Corp. ................
416,517
20,464
Flushing Financial Corp. .............
438,544
33,188
FNB Corp. ......................
409,208
41,257
Fulton Financial Corp. ..............
651,035
17,617
Great Western Bancorp, Inc. ..........
577,661
22,560
Hanmi Financial Corp. ..............
429,994
12,594
Heartland Financial USA, Inc. .........
591,792
35,168
Hilltop Holdings, Inc. ...............
1,280,115
72,042
Hope Bancorp, Inc. ................
1,021,556
24,948
Horizon Bancorp, Inc. ..............
434,844
18,479
Independent Bank Corp. .............
401,179
45,130
Investors Bancorp, Inc. ..............
643,554
23,609
National Bank Holdings Corp. , Class A ..
891,004
23,572
OFG Bancorp ....................
521,413
11,585
Popular, Inc. .....................
869,454
19,249
QCR Holdings, Inc. ................
925,684
13,916
Sandy Spring Bancorp, Inc. ...........
614,113
16,832
Synovus Financial Corp. .............
738,588
8,625
UMB Financial Corp. ...............
802,643
21,613
Umpqua Holdings Corp. .............
398,760
5,079
Wintrust Financial Corp. .............
384,125
7,869
Zions Bancorp NA .................
415,955
21,081,923
Beverages — 0 .3%
1,046
Coca-Cola Consolidated, Inc. .........
420,628
Building Products — 1 .6%
34,084
Cornerstone Building Brands, Inc. (a) ....
619,647
8,035
Owens Corning ...................
786,627
31,895
Quanex Building Products Corp. .......
792,272
2,198,546
Capital Markets — 1 .4%
26,017
Cowen, Inc. , Class A ...............
1,067,998
Shares Fair Value
COMMON STOCKS — (continued)
Capital Markets — (continued)
26,296
Jefferies Financial Group, Inc. .........
$ 899,323
1,967,321
Chemicals — 2 .4%
3,839
CF Industries Holdings, Inc. ..........
197,517
22,888
Chemours Co. (The) ................
796,502
26,420
Mosaic Co. (The) ..................
843,062
7,216
Trinseo SA ......................
431,806
27,181
Tronox Holdings PLC , Class A ........
608,854
4,690
Westlake Chemical Corp. ............
422,522
3,300,263
Commercial Services & Supplies — 0 .8%
44,210
CoreCivic, Inc. (a) ..................
462,879
6,570
Healthcare Services Group, Inc. .......
207,415
32,030
Interface, Inc. ....................
490,059
1,160,353
Communications Equipment — 0 .6%
21,285
NETGEAR, Inc. (a) ................
815,641
Construction & Engineering — 2 .5%
3,331
EMCOR Group, Inc. ...............
410,346
9,336
MasTec, Inc. (a) ...................
990,550
11,500
MYR Group, Inc. (a) ................
1,045,580
26,237
Primoris Services Corp. .............
772,155
3,129
Quanta Services, Inc. ...............
283,393
3,502,024
Consumer Finance — 2 .6%
17,236
Ally Financial, Inc. .................
859,042
77,223
Navient Corp. ....................
1,492,721
13,648
OneMain Holdings, Inc. .............
817,652
14,833
Santander Consumer USA Holdings, Inc. .
538,734
3,708,149
Containers & Packaging — 0 .1%
3,561
Westrock Co. .....................
189,516
Electric Utilities — 1 .7%
10,929
ALLETE, Inc. ....................
764,811
12,575
Otter Tail Corp. ...................
613,786
52,458
PG&E Corp. (a) ...................
533,498
9,265
Portland General Electric Co. .........
426,931
2,339,026
Electrical Equipment — 0 .1%
2,408
Atkore, Inc. (a) ....................
170,968
Electronic Equipment, Instruments &
Components — 2 .5%
6,315
Arrow Electronics, Inc. (a) ............
718,836
7,252
Avnet, Inc. .......................
290,660
6,321
Insight Enterprises, Inc. (a) ...........
632,163
3,925
Jabil, Inc. .......................
228,121
12,508
Sanmina Corp. (a) ..................
487,312
3,935
SYNNEX Corp. ...................
479,126

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electronic Equipment, Instruments &
Components — (continued)
42,380
TTM Technologies, Inc. (a) ...........
$ 606,034
3,442,252
Energy Equipment & Services — 1 .7%
5,569
Nabors Industries, Ltd. (a) ............
636,203
33,718
Oceaneering International, Inc. (a) ......
524,989
118,585
Patterson-UTI Energy, Inc. ...........
1,178,735
2,339,927
Equity Real Estate Investment Trusts (REITS)
— 9 .0%
57,039
Acadia Realty Trust ................
1,252,576
31,226
Broadstone Net Lease, Inc. ...........
731,001
37,737
City Office REIT, Inc. ..............
469,071
23,137
Essential Properties Realty Trust, Inc. ...
625,625
80,666
GEO Group, Inc. (The) ..............
574,342
16,935
Getty Realty Corp. .................
527,525
25,381
Healthcare Realty Trust, Inc. ..........
766,506
7,837
Industrial Logistics Properties Trust .....
204,859
42,268
Kimco Realty Corp. ................
881,288
45,928
Macerich Co. (The) ................
838,186
23,427
Medical Properties Trust, Inc. .........
470,883
8,906
National Retail Properties, Inc. ........
417,514
20,518
Park Hotels & Resorts, Inc. (a) .........
422,876
30,336
Pebblebrook Hotel Trust .............
714,413
34,331
Piedmont Office Realty Trust, Inc. , Class A
634,094
13,446
PotlatchDeltic Corp. ................
714,655
21,755
Retail Value, Inc. ..................
473,171
43,403
RLJ Lodging Trust .................
661,028
13,422
RPT Realty ......................
174,217
5,461
SL Green Realty Corp. ..............
436,880
23,961
VICI Properties, Inc. ...............
743,270
12,733,980
Food & Staples Retailing — 0 .9%
36,354
SpartanNash Co. ..................
701,996
23,323
Sprouts Farmers Market, Inc. (a) .......
579,576
1,281,572
Food Products — 1 .0%
15,996
Fresh Del Monte Produce, Inc. ........
525,948
5,077
John B Sanfilippo & Son, Inc. .........
449,670
2,502
Sanderson Farms, Inc. ...............
470,301
1,445,919
Gas Utilities — 1 .7%
19,712
New Jersey Resources Corp. ..........
780,004
11,899
Southwest Gas Holdings, Inc. .........
787,595
10,550
Spire, Inc. .......................
762,448
2,330,047
Health Care Equipment & Supplies — 1 .3%
9,641
Envista Holdings Corp. (a) ............
416,587
6,339
Inogen, Inc. (a) ....................
413,113
18,249
Natus Medical, Inc. (a) ..............
474,109
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Equipment & Supplies
— (continued)
12,225
Orthofix Medical, Inc. (a) ............
$ 490,345
1,794,154
Health Care Providers & Services — 7 .1%
6,567
Acadia Healthcare Co., Inc. (a) .........
412,079
4,425
AMN Healthcare Services, Inc. (a) ......
429,137
47,311
Community Health Systems, Inc. (a) .....
730,482
5,579
DaVita, Inc. (a) ....................
671,879
5,234
Encompass Health Corp. .............
408,409
4,500
Ensign Group, Inc. (The) ............
390,015
17,043
Hanger, Inc. (a) ....................
430,847
2,050
LHC Group, Inc. (a) ................
410,533
5,562
MEDNAX, Inc. (a) .................
167,694
4,427
ModivCare, Inc. (a) .................
752,900
22,587
Owens & Minor, Inc. ...............
956,108
22,885
Select Medical Holdings Corp. ........
967,120
12,641
Surgery Partners, Inc. (a) .............
842,143
18,662
Tenet Healthcare Corp. (a) ............
1,250,167
17,875
Tivity Health, Inc. (a) ...............
470,291
4,501
Universal Health Services, Inc. , Class B ..
659,082
9,948,886
Health Care Technology — 0 .8%
14,076
Computer Programs & Systems, Inc. ....
467,745
14,466
HealthStream, Inc. (a) ...............
404,180
22,386
Multiplan Corp. (a) .................
213,115
1,085,040
Household Durables — 0 .7%
21,808
Beazer Homes USA, Inc. (a) ..........
420,676
2,112
Century Communities, Inc. ...........
140,533
16,305
Ethan Allen Interiors, Inc. ............
450,018
1,011,227
Household Products — 0 .7%
19,856
Central Garden & Pet Co. , Class A (a) ....
993,122
993,122
Independent Power and Renewable Electricity
Producers — 0 .5%
27,366
AES Corp. (The) ..................
713,432
Insurance — 1 .7%
9,272
Assured Guaranty, Ltd. ..............
440,234
9,074
Brighthouse Financial, Inc. (a) .........
413,230
12,087
Employers Holdings, Inc. ............
517,324
153,522
Genworth Financial, Inc. , Class A (a) ....
598,736
17,771
Old Republic International Corp. .......
442,676
2,412,200
Interactive Media & Services — 0 .6%
33,815
Cars.com, Inc. (a) ..................
484,569
8,114
Yelp, Inc. (a) ......................
324,235
808,804
IT Services — 0 .4%
4,324
Alliance Data Systems Corp. ..........
450,517

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
IT Services — (continued)
4,288
BM Technologies, Inc. (a) ............
$ 53,343
503,860
Leisure Products — 1 .4%
25,844
Smith & Wesson Brands, Inc. .........
896,787
23,175
Vista Outdoor, Inc. (a) ...............
1,072,539
1,969,326
Machinery — 2 .0%
3,003
AGCO Corp. .....................
391,531
12,414
Greenbrier Cos., Inc. (The) ...........
541,002
13,027
Mueller Industries, Inc. ..............
564,199
3,429
Oshkosh Corp. ....................
427,391
9,042
Terex Corp. ......................
430,580
5,164
Timken Co. (The) ..................
416,167
2,770,870
Marine — 1 .4%
42,680
Costamare, Inc. ...................
504,051
25,955
Genco Shipping & Trading, Ltd. .......
490,030
15,468
Matson, Inc. .....................
989,952
1,984,033
Media — 3 .4%
8,846
AMC Networks, Inc. , Class A (a) .......
590,913
25,059
EW Scripps Co. (The) , Class A ........
510,953
46,717
Gray Television, Inc. ................
1,093,178
18,492
iHeartMedia, Inc. , Class A (a) .........
497,989
13,884
Interpublic Group of Cos., Inc. (The) ....
451,091
11,172
John Wiley & Sons, Inc. , Class A .......
672,331
2,784
Nexstar Media Group, Inc. , Class A .....
411,698
14,672
Sinclair Broadcast Group, Inc. , Class A ..
487,404
4,715,557
Metals & Mining — 1 .6%
13,894
Carpenter Technology Corp. ..........
558,817
25,996
Commercial Metals Co. .............
798,597
2,828
Reliance Steel & Aluminum Co. .......
426,745
34,508
TimkenSteel Corp. (a) ...............
488,288
2,272,447
Mortgage Real Estate Investment Trusts (REITS)
— 2 .6%
36,528
Chimera Investment Corp. ...........
550,112
48,573
Ellington Financial, Inc. .............
930,173
36,686
Granite Point Mortgage Trust, Inc. ......
541,118
1,020
Great Ajax Corp. ..................
13,240
130,534
MFA Financial, Inc. ................
599,151
31,316
Ready Capital Corp. ................
496,985
45,408
Redwood Trust, Inc. ................
548,074
3,678,853
Multiline Retail — 0 .9%
4,830
Dillard's, Inc. , Class A ..............
873,650
6,695
Kohl's Corp. .....................
368,962
1,242,612
Shares Fair Value
COMMON STOCKS — (continued)
Multi-Utilities — 0 .5%
16,220
Avista Corp. .....................
$ 692,107
Oil, Gas & Consumable Fuels — 4 .6%
52,773
Antero Resources Corp. (a) ...........
793,178
12,732
Bonanza Creek Energy, Inc. ..........
599,295
31,495
Dorian LPG, Ltd. (a) ................
444,710
17,480
International Seaways, Inc. ...........
335,266
36,657
Ovintiv, Inc. ......................
1,153,596
25,122
PDC Energy, Inc. ..................
1,150,336
56,357
SM Energy Co. ...................
1,388,073
11,589
Whiting Petroleum Corp. (a) ..........
632,180
6,496,634
Paper & Forest Products — 0 .3%
7,045
Louisiana-Pacific Corp. .............
424,743
Pharmaceuticals — 2 .0%
75,385
Amneal Pharmaceuticals, Inc. (a) .......
385,971
22,699
Amphastar Pharmaceuticals, Inc. (a) .....
457,612
53,513
Endo International PLC (a) ...........
250,441
32,483
Innoviva, Inc. (a) ...................
435,597
1,872
Jazz Pharmaceuticals PLC (a) .........
332,542
11,256
Phibro Animal Health Corp. , Class A ....
325,073
12,769
Prestige Consumer Healthcare, Inc. (a) ...
665,265
2,852,501
Professional Services — 1 .3%
4,921
CRA International, Inc. ..............
421,238
6,779
Kforce, Inc. ......................
426,603
3,522
ManpowerGroup, Inc. ...............
418,801
18,094
TrueBlue, Inc. (a) ..................
508,622
1,775,264
Real Estate Management & Development
— 1 .8%
36,952
Forestar Group, Inc. (a) ..............
772,666
2,751
Jones Lang LaSalle, Inc. (a) ...........
537,711
50,529
Newmark Group, Inc. , Class A ........
606,853
34,543
Realogy Holdings Corp. (a) ...........
629,374
2,546,604
Road & Rail — 0 .9%
15,709
ArcBest Corp. ....................
914,107
4,880
Ryder System, Inc. .................
362,730
1,276,837
Semiconductors & Semiconductor Equipment
— 2 .4%
48,775
Amkor Technology, Inc. .............
1,154,504
48,868
Rambus, Inc. (a) ...................
1,158,661
14,504
SMART Global Holdings, Inc. (a) ......
691,551
7,510
Ultra Clean Holdings, Inc. (a) .........
403,437
3,408,153
Specialty Retail — 4 .6%
20,917
Abercrombie & Fitch Co. , Class A (a) ....
971,176
8,456
AutoNation, Inc. (a) ................
801,713
10,103
Dick's Sporting Goods, Inc. ...........
1,012,220

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Retail — (continued)
6,859
Foot Locker, Inc. ..................
$ 422,720
20,229
Guess? Inc .......................
534,046
12,334
Haverty Furniture Cos., Inc. ..........
527,402
7,102
Hibbett, Inc. (a) ...................
636,552
9,558
MarineMax, Inc. (a) ................
465,857
12,942
Signet Jewelers, Ltd. (a) ..............
1,045,584
6,417,270
Thrifts & Mortgage Finance — 1 .5%
11,450
HomeStreet, Inc. ..................
466,473
19,181
Mr Cooper Group, Inc. (a) ............
634,124
18,114
Premier Financial Corp. .............
514,619
23,325
Waterstone Financial, Inc. ............
458,569
2,073,785
Trading Companies & Distributors — 3 .6%
18,308
Boise Cascade Co. .................
1,068,272
13,220
H&E Equipment Services, Inc. ........
439,829
7,063
Herc Holdings, Inc. (a) ..............
791,551
54,680
NOW, Inc. (a) .....................
518,913
22,239
Rush Enterprises, Inc. , Class A ........
961,614
20,295
Textainer Group Holdings, Ltd. (a) ......
685,362
17,839
Titan Machinery, Inc. (a) .............
551,939
5,017,480
Wireless Telecommunication Services — 0 .3%
13,046
U.S. Cellular Corp. (a) ...............
473,700
Total Common Stocks
(Cost $ 105,058,828 ) .............. 138,093,360
WARRANTS — 0.0%
Energy Equipment & Services — 0.0%
2,227
Nabors Industries, Ltd. , 6/11/2026 (a) ....
22,270
Total Warrants
(Cost $ – ) ...................... 22,270
EXCHANGE TRADED FUND — 1 .2%
10,000
iShares Russell 2000 Value ETF .......
1,657,700
Total Exchange Traded Fund
(Cost $ 1,619,532 ) ................ 1,657,700
MONEY MARKET FUND — 0 .9%
1,301,552
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (b) .......
1,301,552
Total Money Market Fund
(Cost $ 1,301,552 ) ................ 1,301,552
Total Investments — 100 .5%
(Cost $ 107,979,912 ) ........................... 141,074,882
Net Other Assets (Liabilities) — ( 0 .5 ) % .............. (665,757)
NET ASSETS — 100.0% .......................
$ 140,409,125
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.
ETF Exchange Traded Fund

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 141,074,882(a) $ — $ — $ 141,074,882
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.